SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of consolidation (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of consolidation
Number of Medicine Marketplaces	1
Number of Pharmacy	1
Maximum percentage of holding of equity interest in enterprises which have E-commerce business	100.00%
Former VIE and former VIE's subsidiaries
Basis of consolidation
Percentage of contribution to consolidated total assets		32.00%
Percentage of contribution to consolidated total liabilities		36.00%
Percentage of contribution to consolidated revenue		41.00%	55.00%
Percentage of contribution to consolidated operating cash flow		22.00%	166.00%
Percentage of contribution to consolidated investing cash flow		30.00%	1.00%
Percentage of contribution to consolidated financing cash flow		18.00%	6.00%
Yihao Pharmaceutical Chain
Basis of consolidation
Percentage of holding of equity interest in enterprises which have E-commerce business	100.00%
Proxy Agreement
Basis of consolidation
Prior written notice period to terminate the agreement	30 days
Exclusive Support Service Agreement
Basis of consolidation
Term of agreement (in years)	10 years
Extended term of agreement (in years)	10 years
Consecutive months to terminate or advance terminate of agreement in failure to perform its obligation	6 months
China
Basis of consolidation
Number of Medicine Marketplaces	1
Number of Pharmacy	1